Acquisitions and disposals	12 Months Ended
Mar. 31, 2018
Acquisitions and disposals
Acquisitions and disposals

 27. Acquisitions and disposals

We completed a number of acquisitions and disposals during the year. The note below provides details of these transactions as well as those in the prior year including, most significantly, the combination of our operations in the Netherlands with those of Liberty Global plc to form VodafoneZiggo, a 50:50 joint venture. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree  and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Disposals

Vodafone And Qatar Foundation L.L.C (‘Vodafone Qatar’)

On 29 March 2018, the Group sold its 51% interest in Vodafone And Qatar Foundation L.L.C for consideration of QAR1,350 million (€299 million). The Group recognised a net gain on disposal of €113 million reported in other income and expense.

VodafoneZiggo Group Holding B.V. (‘VodafoneZiggo’)

On 31 December 2016, we combined our operations in the Netherlands with those of Liberty Global plc to create VodafoneZiggo Group Holding B.V., a 50:50 joint venture providing national unified communications. As a result of the transaction, we no longer consolidate our previous interest in the Netherlands and account for our 50% interest in VodafoneZiggo as a Joint Venture using the equity method. The Group recognised a net gain on the formation of VodafoneZiggo of €1,275 million.

€m
Goodwill	(855)
Other intangible assets	(1,415)
Property, plant and equipment	(1,164)
Inventory	(24)
Trade and other receivables	(302)
Cash and cash equivalents[1]	(56)
Current and deferred taxation	87
Short and long-term borrowings	1,000
Trade and other payables	387
Provisions	28
Net assets contributed into VodafoneZiggo	(2,314)
Fair value of investment in VodafoneZiggo[2]	2,970
Net cash proceeds arising from the transaction[1,3]	619
Net gain on formation of VodafoneZiggo[4]	1,275

Notes:

1Included in purchase of interests in associates and joint ventures in the consolidated statement of cash flows.

2The fair value of our initial investment in VodafoneZiggo is not observable in a quoted market. Accordingly, the fair value has been primarily determined with reference to the outcome of a discounted cash flow analysis. Certain significant inputs used in the valuation, such as forecasts of future cash flows, are based on our assumptions and are therefore unobservable. The valuation therefore falls under Level 3 of the fair value hierarchy. The weighted average cost of capital and terminal growth rate used to value our initial investment in VodafoneZiggo were 7.0% and 1.0% respectively.

1	Includes our 50% share of cash paid to both shareholders on creation of VodafoneZiggo ( €1,422 million), together with an equalisation payment of €802 million made to Liberty Global plc.
2

Reported in other income and expense in the consolidated income statement. Includes €637 million related to the re-measurement of our retained interest in Vodafone Libertel B.V. Transaction costs of €35 million were charged in the consolidated income statement in the year.